Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	8 Months Ended	14 Months Ended	20 Months Ended
	Oct. 19, 2023		Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 9,873	$ 5,056	$ 15,150	$ 6,445
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[2]	8,521	9,213	962	1,348
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[3]	13,296	67,594	64,145	66,584
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[4]	6,892	746	432	177
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 11,093	$ 12,790	$ 13,869	$ 14,729

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception